SUBSEQUENT EVENTS (Details) - Total revenues - Maximum - Geographic Concentration Risk	12 Months Ended
Dec. 31, 2021
Russia, Belarus and Ukraine
Subsequent Event [Line Items]
Percentage of total revenue	10.00%
Russia and Belarus
Subsequent Event [Line Items]
Percentage of total revenue	3.00%